Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Restatement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restatement [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement [Member]	Parent [Member]	Parent [Member] Restatement [Member]	Stock Subscription Receivable [Member]	Stock Subscription Receivable [Member] Restatement [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Restatement [Member]	Total	Restatement [Member]
Balance at Dec. 31, 2021	$ 9		$ 2,866,648		$ (3,213,690)		$ (347,036)				$ (66,971)		$ (414,007)
Balance, shares at Dec. 31, 2021	959,300
Stock issued for cash	$ 2		1,712,561				1,712,564						1,712,564
Stock issued for cash, shares	192,500
Stock compensation expenses	$ 1		141,730				141,731						141,731
Stock compensation expense, shares	14,123
Stock issued to settle accounts payable			30,000				30,000						30,000
Stock issued to settle accounts payable, shares	3,000
Capital contributions by founders			15,400				15,400						15,400
Warrants issued for financing expenses			183,686				183,686						183,686
Imputed interest			13,420				13,420						13,420
Net income (loss)					(2,582,946)		(2,582,946)				(294,411)		(2,877,357)
Balance at Dec. 31, 2022	$ 12	$ 12	4,963,445	$ 4,963,445	(5,796,636)	$ (5,796,636)	(833,181)	$ (833,179)			(361,382)	$ (361,382)	(1,194,561)	$ (1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923	1,168,923
Stock issued for cash		$ 1		7,622,353				7,622,354						7,622,354
Stock issued for cash, shares	172,500
Net income (loss)						(1,158,056)		(1,158,056)				(62,069)		(1,220,125)
Cashless exercise of warrants
Cashless exercise of warrants, shares	12,731
Cash received from exercise of warrants		1		699,999				700,000						700,000
Cash received from exercise of warrants, shares	70,000
Balance at Mar. 31, 2023	$ 14		13,285,797		(6,954,692)		6,331,119				(423,451)		5,907,668
Balance, shares at Mar. 31, 2023	1,424,154
Balance at Dec. 31, 2022	$ 12	$ 12	4,963,445	4,963,445	(5,796,636)	(5,796,636)	(833,181)	(833,179)			(361,382)	(361,382)	(1,194,561)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923	1,168,923
Net income (loss)													(5,170,443)
Balance at Sep. 30, 2023	$ 14		13,959,421		(10,781,523)		(3,177,912)				(546,938)		2,630,974
Balance, shares at Sep. 30, 2023	1,424,154
Balance at Dec. 31, 2022	$ 12	$ 12	4,963,445	4,963,445	(5,796,636)	(5,796,636)	(833,181)	(833,179)			(361,382)	(361,382)	(1,194,561)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923	1,168,923
Stock issued for cash	$ 1		7,560,353				7,560,354						7,560,354
Stock issued for cash, shares	172,500
Stock compensation expenses			1,214,473				1,214,473						1,214,473
Net income (loss)					(7,143,404)		(7,143,404)				(227,061)		(7,370,465)
Cashless exercise of warrants
Cashless exercise of warrants, shares	12,731
Cash received from exercise of warrants	$ 1		699,999				700,000						700,000
Cash received from exercise of warrants, shares	70,000
Shares issuance for services rendered			5,281				5,281						5,281
Shares issuance for services rendered, shares	1,125
Stock issued for vested restricted stock awards			6,666				6,666						6,666
Stock issued for vested restricted stock awards, shares	1,334
Balance at Dec. 31, 2023	$ 14	$ 14	14,450,217	14,450,217	(12,940,040)	(12,940,040)	1,510,191	1,510,191			(588,443)	(588,443)	921,748	921,747
Balance, shares at Dec. 31, 2023	1,426,613	1,426,613
Balance at Mar. 31, 2023	$ 14		13,285,797		(6,954,692)		6,331,119				(423,451)		5,907,668
Balance, shares at Mar. 31, 2023	1,424,154
Net income (loss)					(1,337,518)		(1,337,518)				(60,687)		(1,398,205)
Balance at Jun. 30, 2023	$ 14		13,285,797		(8,292,210)		4,993,601				(484,138)		4,509,463
Balance, shares at Jun. 30, 2023	1,424,154
Net income (loss)					(2,489,313)		(2,489,313)				(62,800)		(2,552,113)
Stock compensation expense			673,624				673,624						673,624
Balance at Sep. 30, 2023	$ 14		13,959,421		(10,781,523)		(3,177,912)				(546,938)		2,630,974
Balance, shares at Sep. 30, 2023	1,424,154
Balance at Dec. 31, 2023	$ 14	$ 14	14,450,217	14,450,217	(12,940,040)	(12,940,040)	1,510,191	1,510,191			(588,443)	(588,443)	921,748	921,747
Balance, shares at Dec. 31, 2023	1,426,613	1,426,613
Stock issued for cash	$ 1		572,314				572,315		130,249				702,564
Stock issued for cash, shares	157,983
Net income (loss)					(164,644)		(164,644)				227,807		63,163
Stock issued for vested restricted stock awards	$ 1		192,515				192,516						192,516
Stock issued for vested restricted stock awards, shares	46,243
Stock compensation expense			193,146				193,146						193,146
Stock issued for settlement			99,999				99,999						99,999
Stock issued for settlement, shares	23,202
Balance at Mar. 31, 2024	$ 16		15,508,191		(13,104,684)		2,403,523		130,249		(360,636)		2,173,136
Balance, shares at Mar. 31, 2024	1,654,040
Balance at Dec. 31, 2023	$ 14	$ 14	14,450,217	$ 14,450,217	(12,940,040)	$ (12,940,040)	1,510,191	$ 1,510,191			(588,443)	$ (588,443)	921,748	$ 921,747
Balance, shares at Dec. 31, 2023	1,426,613	1,426,613
Net income (loss)													(3,715,019)
Balance at Sep. 30, 2024	$ 29		19,874,872		(16,884,132)		2,990,769				(359,370)		2,631,399
Balance, shares at Sep. 30, 2024	2,904,001
Balance at Mar. 31, 2024	$ 16		15,508,191		(13,104,684)		2,403,523		130,249		(360,636)		2,173,136
Balance, shares at Mar. 31, 2024	1,654,040
Stock issued for cash	$ 1		1,093,217				1,093,218		(130,249)				962,969
Stock issued for cash, shares	100,698
Net income (loss)					(2,471,652)		(2,471,652)				(3,963)		(2,475,615)
Stock issued for vested restricted stock awards	$ 4		1,295,991				1,295,995						1,295,995
Stock issued for vested restricted stock awards, shares	345,786
Stock compensation expense			9,451				9,451						9,451
Balance at Jun. 30, 2024	$ 21		17,906,850		(15,576,336)		2,330,535				(364,599)		1,965,936
Balance, shares at Jun. 30, 2024	2,100,524
Stock issued for cash	$ 5		1,550,214				1,550,219						1,550,219
Stock issued for cash, shares	522,757
Net income (loss)					(1,307,796)		(1,307,796)				5,229		(1,302,567)
Stock issued for vested restricted stock awards	$ 1		285,860				285,861						285,861
Stock issued for vested restricted stock awards, shares	110,500
Stock issued for settlement of accounts payable	$ 1		131,949				131,950						131,950
Stock issued for settlement of accounts payable, shares	53,638
Round up of shares due to reverse stock split	$ 1		(1)
Round up of shares due to reverse stock split, shares	116,582
Balance at Sep. 30, 2024	$ 29		$ 19,874,872		$ (16,884,132)		$ 2,990,769				$ (359,370)		$ 2,631,399
Balance, shares at Sep. 30, 2024	2,904,001